Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2020	December 31, 2019	December 31, 2018
Accounts receivable	$10,242	$8,177	$2,722
Allowance for doubtful accounts	(7)	(6)	(1)
Total accounts receivable, net	$10,235	$8,171	$2,721

Movements of allowance for doubtful accounts are as follows:

Beginning balance	$6	$1	$-
Addition	1	5	1
Ending balance	$7	$6	$1